UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 7/31/14

Item 1.  Reports to Stockholders.

Item 1. Reports to Stockholders.

Arrow Dow Jones Global Yield ETF

GYLD

Semi-Annual Report
July 31, 2014

1-877-277-6933
1-877-ARROW-FD
www.ArrowShares.com

Arrow Dow Jones Global Yield ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2014

The Fund’s performance figures* for the period ended July 31, 2014, as compared to its benchmark:

			Since Inception** -
	Six Months	One Year	July 31, 2014
Arrow Dow Jones Global Yield ETF - NAV	11.58%	14.51%	12.34%
Arrow Dow Jones Global Yield ETF - Market Price	10.72%	13.73%	11.15%
Dow Jones Global Composite Yield Index ***	12.15%	15.62%	13.24%

*	The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading shares of the Fund (5/2/2012), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	Inception date is May 8, 2012

***	The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Energy	24.2%
Financial	23.8%
Government	19.8%
Communications	8.1%
Industrial	4.7%
Consumer,	4.0%
Basic Materials	5.3%
Consumer, Non-cyclical	5.4%
Utilities	2.6%
Technology	0.6%
Other, Cash & Cash Equivalents	1.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s Holdings.

1

Arrow Dow Jones Global Yield ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

July 31, 2014

Shares		Value
	COMMON STOCKS - 60.0%
	BANKS - 0.7%
39,348	National Australia Bank Ltd.	$1,291,793

	CHEMICALS - 1.3%
66,192	CVR Partners LP	1,125,926
854,702	Synthos SA	1,231,559
		2,357,485
	COAL - 1.4%
541,800	Indo Tambangraya Megah Tbk	1,223,495
76,074	Natural Resource Partners LP	1,256,742
		2,480,237
	COMMERCIAL SERVICES - 1.4%
74,017	RR Donnelley & Sons Co.	1,284,935
50,870	Stonemor Partners LP	1,238,176
		2,523,111
	ELECTRIC - 1.3%
244,374	EDP - Energias de Portugal SA	1,145,384
44,398	GDF Suez	1,143,537
		2,288,921
	ENGINEERING & CONSTRUCTION - 1.3%
29,607	Bouygues SA	1,169,608
307,468	Sydney Airport	1,228,904
		2,398,512
	FOOD - 0.7%
483,496	Metcash Ltd.	1,307,782

	GAS - 0.7%
30,425	Global Partners LP	1,316,490

	INSURANCE - 1.2%
134,295	Catlin Group Ltd.	1,143,651
109,146	Lancashire Holdings Ltd.	1,128,461
		2,272,112
	INVESTMENT COMPANIES - 0.7%
111,204	Chesapeake Granite Wash Trust	1,264,389

	IRON/STEEL - 0.7%
38,270	Kumba Iron Ore Ltd.	1,338,804

	MACHINERY-DIVERSIFIED - 0.7%
35,988	Turk Traktor ve Ziraat Makineleri AS	1,266,061

	MINING - 0.7%
30,017	KGHM Polska Miedz SA	1,233,648

See accompanying notes to financial statements.

2

Arrow Dow Jones Global Yield ETF

 PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

 July 31, 2014

Shares		Value
	OFFICE & BUSINESS EQUIPMENT - 0.6%
16,242	Neopost SA	$1,140,919

	OIL & GAS - 11.8%
60,350	Atlas Resource Partners LP	1,218,467
55,410	BreitBurn Energy Partners LP	1,172,476
38,069	Calumet Specialty Products Partners LP	1,181,662
46,960	CVR Refining LP	1,204,994
31,042	EV Energy Partners LP	1,138,000
39,231	Legacy Reserves LP	1,145,937
38,372	Linn Energy LLC	1,155,381
69,256	LRR Energy LP	1,252,148
50,156	Memorial Production Partners LP	1,135,030
54,022	Mid-Con Energy Partners LP	1,239,265
65,617	QR Energy LP	1,318,902
194,325	SandRidge Mississippian Trust I	1,311,694
96,365	SandRidge Permian Trust	1,220,945
31,224	Seadrill Ltd.	1,127,365
26,682	Suburban Propane Partners LP	1,199,623
145,879	Surgutneftegaz SP ADR	1,044,494
52,336	Tupras Turkiye Petrol Rafinerileri AS	1,276,636
98,080	Whiting USA Trust II	1,282,886
		21,625,905
	OIL & GAS SERVICES - 1.2%
42,873	Exterran Partners LP	1,185,010
43,532	Fred Olsen Energy ASA	988,138
		2,173,148
	PIPELINES - 2.6%
246,722	Eagle Rock Energy Partners LP	1,097,913
21,145	Energy Transfer Partners LP	1,178,622
19,790	NuStar Energy LP	1,243,604
23,576	TC Pipelines LP	1,240,333
		4,760,472
	REAL ESTATE - 4.2%
1,432,187	Argosy Property Ltd.	1,221,575
1,197,877	Capital Property Fund	1,290,551
1,682,266	Fountainhead Property Trust	1,258,490
3,107,019	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,217,234
3,866,064	Shenzhen Investment Ltd.	1,341,881
482,626	Sycom Property Fund	1,260,520
		7,590,251
	REITS - 16.7%
518,188	Abacus Property Group	1,247,488
83,294	Artis Real Estate Investment Trust	1,189,696
16,131	Befimmo SA	1,261,974
495,818	BWP Trust	1,179,809

See accompanying notes to financial statements.

3

Arrow Dow Jones Global Yield ETF

 PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

 July 31, 2014

Shares		Value
	REITS - 16.7% (Continued)
1,980,000	Cambridge Industrial Trust	$1,134,375
610,974	CFS Retail Property Trust Group	1,232,344
317,501	Charter Hall Retail REIT	1,183,420
9,958	Cofinimmo	1,234,584
24,216	Corio NV	1,287,130
97,964	Crombie Real Estate Investment Trust	1,190,469
20,992	Digital Realty Trust, Inc.	1,351,675
11,498	Fonciere Des Regions	1,153,670
1,127,000	Frasers Commercial Trust	1,268,778
1,323,622	Goodman Property Trust	1,213,227
40,480	Hospitality Properties Trust	1,156,514
375,891	Investa Office Fund	1,247,325
1,203,852	Kiwi Income Property Trust	1,200,509
1,322,000	Mapletree Logistics Trust	1,244,671
3,921,360	Prosperity REIT	1,325,656
50,511	Senior Housing Properties Trust	1,154,681
1,870,000	Starhill Global REIT	1,236,178
24,489	Sun Communities, Inc.	1,288,856
844,000	Suntec Real Estate Investment Trust	1,210,545
24,245	Vastned Retail NV	1,234,659
13,213	Wereldhave NV	1,175,830
		30,604,063
	RETAIL - 2.0%
44,876	Ferrellgas Partners LP	1,139,850
205,600	Lewis Group Ltd.	1,217,997
5,076,700	Matahari Putra Prima Tbk PT	1,291,095
		3,648,942
	TELECOMMUNICATIONS - 6.1%
36,808	Belgacom SA	1,202,663
47,774	Bell Aliant, Inc.	1,355,945
34,213	CenturyLink, Inc.	1,342,518
77,701	Orange SA	1,221,576
513,391	Telecom Corp. of New Zealand Ltd.	1,237,430
86,928	O2 Czech Republic AS	1,145,504
247,301	Telstra Corp., Ltd.	1,261,966
49,906	Vivendi SA	1,253,352
90,772	VTech Holdings Ltd.	1,123,216
		11,144,170
	TRANSPORTATION - 2.0%
106,183	Capital Product Partners LP	1,177,569
29,877	Martin Midstream Partners LP	1,172,374
63,164	Navios Maritime Partners LP	1,241,173
		3,591,116

	TOTAL COMMON STOCKS (Cost $106,339,033)	109,618,331

See accompanying notes to financial statements.

4

Arrow Dow Jones Global Yield ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2014

Principal ($)		Value
	BONDS & NOTES - 39.0%
	AGRICULTURE - 0.7%
1,151,000	Vector Group Ltd., 7.750%, due 2/15/2021	$1,231,570

	BANKS - 0.6%
1,170,000	Bancolombia SA., 5.125%, due 9/11/2022	1,178,775

	BUILDING MATERIALS - 0.7%
1,230,000	Griffon Corp., 5.250%, due 3/1/2022	1,203,863

	COAL - 0.6%
1,204,000	Peabody Energy Corp., 6.250%, due 11/15/2021	1,140,790

	COMMERCIAL SERVICES - 0.7%
1,362,000	ADT Corp., 3.500%, due 7/15/2022	1,205,370

	DISTRIBUTION/WHOLESALE - 0.6%
1,231,000	LKQ Corp., 4.750%, due 5/15/2023	1,187,915

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
1,177,000	Icahn Enterprises Finance Corp., 5.875%, due 2/1/2022	1,199,804

	ELECTRIC - 0.6%
1,208,000	AES Corp., 5.500%, due 3/15/2024	1,183,840

	FOOD - 0.7%
1,188,000	Ingles Markets, Inc., 5.750%, due 6/15/2023	1,190,970

	FOREST PRODUCTS & PAPER - 1.3%
1,216,000	Fibria Overseas Finance Ltd., 5.250%, due 5/12/2024	1,205,664
1,228,000	Resolute Forest Products, Inc., 5.875%, due 5/15/2023	1,166,600
		2,372,264
	HEALTHCARE - SERVICES - 0.7%
1,216,000	DaVita HealthCare Partners, Inc., 5.125%, due 7/15/2024	1,197,760

	HOUSEHOLD PRODUCTS/WARES - 0.6%
1,134,000	ACCO Brands Corp., 6.750%, due 4/30/2020	1,179,360

	INTERNET - 0.7%
1,201,000	Equinix, Inc., 5.375%, due 4/1/2023	1,207,005

	IRON & STEEL - 0.6%
1,064,000	United States Steel Corp., 7.375%, due 4/1/2020	1,167,740

	MINING - 0.6%
1,202,000	AngloGold Ashanti Holdings PLC, 5.125%, due 8/1/2022	1,171,574

See accompanying notes to financial statements.

5

Arrow Dow Jones Global Yield ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2014

Principal ($)		Value
	OIL & GAS - 5.2%
1,110,000	Berry Petroleum Co., 6.375%, due 9/15/2022	$1,132,200
1,260,000	Denbury Resources, Inc., 4.625%, due 7/15/2023	1,178,100
1,134,000	Murphy Oil USA, Inc., 6.000%, due 8/15/2023	1,193,535
1,052,000	PBF Holding Co. LLC., 8.250%, due 2/15/2020	1,128,270
1,253,000	Petrobras Global Finance BV., 4.375%, due 5/20/2023	1,190,926
1,160,000	Rosetta Resources, Inc., 5.875%, due 6/1/2022	1,180,300
1,228,000	SM Energy Co., 5.000%, due 1/15/2024	1,209,580
1,146,000	WPX Energy, Inc., 6.000%, due 1/15/2022	1,197,570
		9,410,481
	OIL & GAS SERVICES - 1.2%
1,133,000	Gulfmark Offshore, Inc., 6.375%, due 3/15/2022	1,133,000
1,126,000	Key Energy Services, Inc., 6.750%, due 3/1/2021	1,148,520
		2,281,520
	RETAIL - 1.3%
1,219,000	CST Brands, Inc., 5.000%, due 5/1/2023	1,203,763
1,027,000	Suburban Energy Finance Corp., 5.500%, due 6/1/2024	1,194,930
		2,398,693
	SOVEREIGN - 19.6%
1,319,000	Brazilian Government International Bond, 2.625%, due 1/5/2023	1,205,566
1,106,000	Brazilian Government International Bond, 5.625%, due 1/7/2041	1,174,019
900,000	Columbia Government International Bond, 8.125%, due 5/21/2024	1,210,500
995,000	Columbia Government International Bond, 6.125%, due 1/18/2041	1,186,538
1,048,000	Hungary Government International Bond, 6.375%, due 3/29/2021	1,194,720
1,090,000	Hungary Government International Bond, 5.375%, due 2/21/2023	1,160,850
929,000	Hungary Government International Bond, 7.625%, due 3/29/2041	1,182,153
1,236,000	Israel Government International Bond, 4.500%, due 1/30/2043	1,205,100
691,000	Italy Buoni Poliennali Del Tesoro, 5.750%, due 2/1/2033 (b)	1,212,068
1,137,000	Mexican Government International Bond, 4.000%, due 10/2/2023	1,183,617
1,220,000	Mexican Government International Bond, 4.750%, due 3/8/2044	1,223,050
959,000	Panama Government International Bond, 7.125%, due 1/29/2026	1,217,930
896,000	Peruvian Government International Bond, 7.350%, due 7/21/2025	1,182,720
1,074,000	Peruvian Government International Bond, 5.625%, due 11/18/2050	1,205,565
1,088,000	Poland Government International Bond, 5.000%, due 3/23/2022	1,211,760
1,207,000	Poland Government International Bond, 3.000%, due 3/17/2023	1,169,281
1,144,000	Republic of Korea, 4.125%, due 6/10/2044	1,230,669
1,152,000	South Africa Government International Bond, 5.500%, due 3/9/2020	1,252,800
1,204,000	South Africa Government International Bond, 4.665%, due 1/17/2024	1,228,080
1,037,000	South Africa Government International Bond, 5.875%, due 9/16/2025	1,146,092
1,036,000	South Africa Government International Bond, 6.250%, due 3/8/2041	1,179,745
1,096,000	Turkey Government International Bond, 7.000%, due 3/11/2019	1,260,400
1,048,000	Turkey Government International Bond, 5.625%, due 3/30/2021	1,147,434
1,286,000	Turkey Government International Bond, 3.250%, due 3/23/2023	1,196,559
1,191,000	Turkey Government International Bond, 6.000%, due 1/14/2041	1,279,872

See accompanying notes to financial statements.

6

Arrow Dow Jones Global Yield ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2014

Principal ($)		Value
	SOVEREIGN - 19.6% (Continued)
681,000	United Kingdom Gilt, 3.500%, due 1/22/2045	$1,191,141
1,252,800	United States Treasury Note, 3.125%, due 2/15/2042	1,217,565
1,082,000	Venezuela Government International Bond, 13.625%, due 8/15/2018	1,159,362
1,461,000	Venezuela Government International Bond, 7.650%, due 4/21/2025	1,095,750
1,477,000	Venezuela Government International Bond, 9.375%, due 1/13/2034	1,200,063
		35,910,969
	TELECOMMUNICATIONS - 1.3%
1,140,000	CenturyLink, Inc., 5.800%, due 3/15/2022	1,168,500
1,164,000	Frontier Communications Corp., 7.125%, due 1/15/2023	1,204,740
		2,373,240

	TOTAL BONDS & NOTES (Cost $70,913,023)	71,393,503

	TOTAL INVESTMENTS - 99.0% (Cost $177,252,056)(a)	$181,011,834
	OTHER ASSETS LESS LIABILITIES - 1.0%	1,835,396
	NET ASSETS - 100.0%	$182,847,230

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $177,300,633 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$7,202,929
Unrealized Depreciation:	(3,491,728)
Net Unrealized Appreciation:	$3,711,201

(b)	Principal shown in Euro currency, value shown in USD.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

7

Arrow Dow Jones Global Yield ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

July 31, 2014

ASSETS
Investment securities:
At cost	$177,252,056
At value	$181,011,834
Cash	71,795
Foreign cash (cost $149,118)	148,017
Dividends and interest receivable	1,717,507
Due from authorized participants	22,710
TOTAL ASSETS	182,971,863

LIABILITIES
Investment advisory fees payable	111,953
Accrued expenses and other liabilities	12,680
TOTAL LIABILITIES	124,633
NET ASSETS	$182,847,230

Net Assets Consist Of:
Paid in capital	$178,546,688
Undistributed net investment income	249,158
Accumulated net realized gain from investments and foreign currency transactions	299,615
Net unrealized appreciation of investments and foreign currency translations	3,751,769
NET ASSETS	$182,847,230

Net Asset Value Per Share:
Net Assets	$182,847,230
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,600,000
Net asset value (Net Assets ÷ Shares Outstanding)	$27.70

See accompanying notes to financial statements.

8

Arrow Dow Jones Global Yield ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended July 31, 2014

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $206,439)	$3,134,307
Interest	1,409,553
TOTAL INVESTMENT INCOME	4,543,860

EXPENSES
Investment advisory fees	487,148
NET INVESTMENT INCOME	4,056,712

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on:
Investments	1,189,634
Foreign currency transactions	46,920
1,236,554
Net change in unrealized appreciation (depreciation) on:
Investments	7,217,922
Foreign currency translations	(11,810)
7,206,112
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	8,442,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,499,378

See accompanying notes to financial statements.

9

Arrow Dow Jones Global Yield ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended July 31, 2014 (Unaudited)	For the Year Ended January 31, 2014
FROM OPERATIONS
Net investment income	$4,056,712	$4,335,582
Net realized gain on investments and foreign currency transactions	1,236,554	649,935
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	7,206,112	(5,191,054)
Net increase (decrease) in net assets resulting from operations	12,499,378	(205,537)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,437,240)	(3,361,100)
From return of capital	—	(1,135,165)
Net decrease in net assets resulting from distributions to shareholders	(4,437,240)	(4,496,265)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	80,337,623	97,173,900
Cost of shares redeemed	—	(32,183,021)
Net increase in net assets resulting from shares of beneficial interest	80,337,623	64,990,879
TOTAL INCREASE IN NET ASSETS	88,399,761	60,289,077
NET ASSETS
Beginning of Period	94,447,469	34,158,392
End of Period*	$182,847,230	$94,447,469
*Includes undistributed net investment income of:	$249,158	$629,686

SHARE ACTIVITY
Shares Sold	2,925,000	3,675,000
Shares Redeemed	—	(1,275,000)
Net increase in shares of beneficial interest outstanding	2,925,000	2,400,000

See accompanying notes to financial statements.

10

Arrow Dow Jones Global Yield ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Six Months Ended		For the Year	For the Period
	July 31, 2014		Ended	Ended
	(Unaudited)		January 31, 2014	January 31, 2013 (1)
Net asset value, beginning of period	$25.70		$26.79	$25.00
Activity from investment operations:
Net investment income (2)	0.84		1.51	1.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.09		(1.00)	1.85
Total from investment operations	2.93		0.51	2.87

Less distributions from:
Net investment income	(0.93)		(1.23)	(1.00)
Return of capital	—		(0.37)	—
Total distributions	(0.93)		(1.60)	(1.08)

Net asset value, end of period	$27.70		$25.70	$26.79
Total return (6)(8)	11.58	% (4)	1.94%	11.87	% (4)(7)
Net assets, at end of period (000s)	$182,847		$94,447	$34,158
Ratio of gross expenses to average net assets	0.75	% (3)	0.75%	0.90	% (3)
Ratio of net expenses to average net assets	0.75	% (3)	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	6.25	% (3)	5.78%	5.42	% (3)
Portfolio Turnover Rate (5)	32	% (4)	61%	46	% (4)

(1)	The Arrow Dow Jones Global Yield ETF shares commenced operations on May 2, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized.

(4)	Not Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Broker commission charges are not included in this calculation.

(7)	Represents total return based on net asset values per share from commencement of investment operations on May 2, 2012 through January 31, 2013. Total return based on net asset values per share from commencement of trading on the NYSE Arca on May 8, 2012 to January 31, 2013 was 14.05%.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

11

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2014

1.	ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Arrow ETF Trust, (formerly Northern Lights ETF Trust) (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operation on May 2, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

12

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2014

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2014 for the Fund’s assets measured at fair value:

Arrow Dow Jones Global Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$109,618,331	$—	$—	$109,618,331
Bonds & Notes	—	71,393,503	—	71,393,503
Total	$109,618,331	$71,393,503	$—	$181,011,834

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is

13

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2014

recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2013 tax returns or expected to be taken in the Fund’s 2014 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

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ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2014

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2014, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $91,982,542 and $41,384,415, respectively.

For the six months ended July 31, 2014, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $27,900,750 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”) . On behalf of the Fund, the Trust has entered into an agreement with Gemini Fund Services, LLC (“GFS”) to provide administrative and fund accounting services. The Trust has also entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC to serve as the principal underwriter and distributor for the Trust. Gemini Fund Services, LLC and Northern Lights Distributors, LLC are entities affiliated with NorthStar Financial Services Group, LLC and are affiliated with the Fund. Certain officers of the Fund are also officers of GFS.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing service for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services. The unitary management fee does not cover distribution fees, if any, and expenses, acquired fund fees and expenses, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets of the Fund.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

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ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2014

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Fixed Fee	Variable Charge
Fund	$3,170	2.00%*

*    The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	January 31, 2014	January 31, 2013
Ordinary Income	$3,361,100	$802,019
Long-Term Capital Gain	—	504
Return of Capital	1,135,165	—
	$4,496,265	$802,523
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ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2014

As of January 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$(237,494)	$—	$(118,336)	$(3,405,766)	$(3,761,596)

The difference between book basis and tax basis unrealized depreciation, accumulated net investment gain (loss) and accumulated net realized gain/loss from security transactions and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for royalty trusts, real estate investment trusts, partnerships and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $118,336.

At January 31, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$237,494	$—	$237,494

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains and tax adjustments for passive foreign investment companies, real estate investment trusts, royalty trusts, partnerships, realized gain (loss) on in-kind redemptions, and C-Corporations return of capital distributions, resulted in reclassification for the year ended January 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gain (Loss)
$1,881,331	$(326,295)	$(1,555,036)

7.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statement from being misleading, the Fund is required to disclose the nature of the event as well as an

17

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2014

estimate of its financial effect, or a statement that such an estimate cannot be made.

Distributions: The Fund’s Board of Trustees declared the following distributions:

Fund	Dividend Per Share	Record Date	Payable Date
Arrow Dow Jones Global Yield ETF	$0.2166	8/20/2014	8/25/2014
Arrow Dow Jones Global Yield ETF	$0.1654	9/18/2014	9/23/2014
18

Arrow Dow Jones Global Yield ETF

EXPENSE EXAMPLES (Unaudited)

July 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 through July 31, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	2/1/14	7/31/14	2/1/14 – 7/31/14	2/1/14 – 7/31/14
Actual	$1,000.00	$1,115.80	$7.93	0.75%

Hypothetical
(5% return before expenses)	$1,000.00	$1,042.50	$7.66	0.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.
19

PRIVACY NOTICE

FACTS	WHAT DOES ARROW ETF TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow ETF Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow ETF Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933
Who we are
20

Who is providing this notice?	Arrow ETF Trust
What we do
How does Arrow ETF Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow ETF Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Arrow ETF Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Arrow ETF Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Arrow ETF Trust does not jointly market.
21

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR

Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/Joseph Barrato

       Joseph Barrato, President

Date

10/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

        Joseph Barrato , President

Date

10/9/14

By (Signature and Title)

/s/ Sam Singh

      Sam Singh, Treasurer

Date

10/9/14